Financial instruments (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	Sep/2021	Dec/2020	Sep/2021	Dec/2020

Cash and cash equivalents	3
Cash and banks		Amortized cost		4,270,532	1,946,963	4,270,532	1,946,963
Financial investments in Brazil		Fair value through profit or loss	Level 2	2,442,521	8,271,312	2,442,521	8,271,312
Financial investments abroad		Fair value through profit or loss	Level 2	5,312,835	3,644,577	5,312,835	3,644,577
				12,025,888	13,862,852	12,025,888	13,862,852

Financial investments	4
LFT´s and LF´s		Fair value through profit or loss	Level 2	1,574,299	2,163,042	1,574,299	2,163,042
Time deposit investments		Amortized cost		72,228	53,941	72,228	53,941
Other		Fair value through profit or loss	Level 2	1,305,963	1,425,808	1,305,963	1,425,808
				2,952,490	3,642,791	2,952,490	3,642,791

Trade accounts receivable	5	Amortized cost		7,889,383	4,677,092	7,889,383	4,677,092
Trade accounts receivable	5	Fair value through other comprehensive income	Level 2	58,959	78,116	58,959	78,116

Trade payables	13	Amortized cost		10,497,732	9,953,548	10,497,732	9,953,548

Borrowings	14	Amortized cost
Foreign currency - Bond			Level 1	29,145,214	34,963,651	32,410,958	37,155,060
Foreign currency - other borrowings			Level 2	4,770,837	5,959,493	5,093,376	6,371,070
Local currency			Level 2	480,216	1,499,400	1,774,825	2,591,920
				34,396,267	42,422,544	39,279,159	46,118,050

Braskem Idesa borrowings	15	Amortized cost
Project Finance			Level 2	7,122,422	7,700,072	10,230,163	11,486,114
Bond			Level 1	4,970,767	4,729,587	5,259,566	4,411,259
				12,093,189	12,429,659	15,489,729	15,897,373

Debentures	16	Amortized cost	Level 2	206,010	236,115	210,997	248,778

Loan to non-controlling shareholder of Braskem Idesa	7(a)	Amortized cost		3,456,265	3,222,493	3,456,265	3,222,493

Leniency agreement	23	Amortized cost		1,103,548	1,474,350	1,103,548	1,474,350

Schedule of changes in derivative financial instruments

						Net			Net
	Operation characteristics		Accumulated			(Asset)/			(Asset)/
	Principal exposure		OCI (equity)			Liability	Change in	Financial	Liability
Identification		Derivatives	Extrinsic value	Intrinsic value	Fair value	Dec/2020	fair value	settlement	Sep/2021

Non-hedge accounting transactions
Exchange swap	Argentine peso	Dollar				(3)	48	(43)	2
NCE swap	Real	Dollar				145,144	48,726	(193,870)
Swap C3/PGP	Propane	Propene				63,901	198,599	(178,638)	83,862
Swap Nafta/Gasolina	Gasoline	Naphtha				7,046	23,114	(30,212)	(52)
						216,088	270,487	(402,763)	83,812

Hedge accounting transactions
Dollar call and put options	Real	Dollar	(72,398)	(43,028)	(115,427)	144,801	130,980	(160,354)	115,427
Interest rate swaps	Libor	Fixed rates			(165,616)	155,775	(12,569)	(43,448)	99,758
Dollar swap CDI	Real	Dollar+Fixed rates			(485,944)	566,640	70,991	(151,687)	485,944
			(72,398)	(43,028)	(766,987)	867,216	189,402	(355,489)	701,129

Derivatives

Assets
Current assets						33,769			8,269
Non-current assets						34,091			1,069
						67,860			9,338
Liabilities
Current liabilities						592,251			386,986
Non-current liabilities						558,913			407,293
						1,151,164			794,279
						1,083,304			784,941

Schedule of interest rate swap linked to Libor

Interest rate swap linked to LIBOR

Braskem Idesa contracted swap operations with the purpose of offsetting part of the LIBOR variation arising from the financings mentioned in Note 15. This hedge operation shares the same guarantees with the Project Finance.

Identification	Nominal value	Hedge	Maturity		Fair value, net
	US$	(interest rate per year)		Sep/2021	Dec/2020
Swap Libor I and VI	526,368	1.9825%	Aug-2025	99,758	155,775
Total	526,368			99,758	155,775

Derivatives
Current liabilities				49,103	53,838
Non-Current liabilities				50,655	101,937
Total				99,758	155,775

Schedule of non-derivative financial liabilities designated to hedge accounting
Total nominal value
US$

2023	-
2024	688,854
2025	800,000
2028	1,250,000
2030	800,000
2031	800,000
2032	800,000
5,138,854

Schedule of financial instruments designated for hedge
					US$
		Hedge	Rebalanced
	Dec/2020	discontinued	hedge	Designations	Sep/2021

Designated balance	5,274,854	716,000	180,000	400,000	5,138,854

Schedule of financial liability maturity	Schedule of financial liability maturity
Total nominal value
US$

2023	-
2024	688,854
2025	800,000
2028	1,250,000
2030	800,000
2031	800,000
2032	800,000
5,138,854

Schedule of exchange variation

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	150,000	2.0017	5.3747	505,945
Second quarter	186,000	2.0017	5.4739	645,837
Third quarter	180,000	2.0017	3.9786	355,842
	516,000			1,507,624

Schedule of changes in foreign exchange variation and income tax and social contribution

	Exchange		Net
	variation	IR and CSL	effect

At December 31, 2020	(13,095,288)	4,452,397	(8,642,891)

Exchange variation recorded in the period on OCI / IR and CSL	(1,160,181)	394,462	(765,719)

Exchange variation transferred to profit or loss / IR and CSL	1,507,624	(512,592)	995,032

At September 30, 2021	(12,747,845)	4,334,267	(8,413,578)

Schedule of designated and unrealized sales
Nominal value
US$

2021	56,381
2022	183,318
2023	230,992
2024	251,884
2025	227,775
2026	192,651
2027	89,516
2028	71,341
2029	15,020
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,218,878

Schedule of financial instruments designated for hedge
					US$
		Discontinued	Rebalanced	New
	Dec/2020	hedge	hedge	designations	Sep/2021

Designated balance	2,371,443	(222,797)	70,232	-	2,218,878

Schedule of designated financial liabilities maturities
Nominal value
US$

2021	56,381
2022	183,318
2023	230,992
2024	251,884
2025	227,775
2026	192,651
2027	89,516
2028	71,341
2029	15,020
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,218,878

Schedule of discontinued hedge accounting

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge discontinued in May 16, 2016	10,070	13.4541	17.9915	45,692	12,090
Hedge discontinued in December 2, 2019	645,940	13.6664	19.6113	3,840,030	1,016,072
Hedge discontinued in December 10, 2019	25,894	13.4541	19.3247	152,013	40,223
Hedge discontinued in February 18,2020	733	13.4541	18.5712	3,751	993
	682,637			4,041,486	1,069,378

Schedule of exchange variation - Braskem Idesa

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial income (expenses) due to the realization of sales designated and discontinued for this hedge in the nine-month period ended September 30, 2021:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	69,855	13.6534	19.9798	441,931	117,985
Second quarter	75,848	13.6515	20.5309	521,789	125,812
Third quarter	77,094	13.6518	19.8298	476,287	124,636
	222,797			1,440,007	368,433

Schedule of changes in foreign exchange variation and income tax and social contribution - Braskem Idesa

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” are as follows:

	Exchange		Net
	variation	IR	effect

At December 31, 2020	(2,534,135)	760,979	(1,773,156)

Exchange variation recorded in the period on OCI / IR	(307,586)	92,276	(215,310)

Exchange variation transferred to profit or loss / IR	368,433	(110,530)	257,903

At September 30, 2021	(2,473,288)	742,725	(1,730,563)

Schedule of trade accounts receivable by credit ratings

			(%)
		Sep/2021	Dec/2020
Minimal Risk		67.84	67.52
Low Risk		23.79	20.08
Medium Risk		6.95	10.43
High Risk		0.98	1.10
Very High Risk	(i)	0.45	0.86

(i)	Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

Schedule of default indicators
	Last 12 months
	Domestic	Export
	market	market
September 30, 2021	0.01%	0.11%
December 31, 2020	0.05%	0.14%
September 30, 2020	0.06%	0.12%

Schedule of financial assets with and without risk assessment
		Sep/2021	Dec/2020
Financial assets with risk assessment
AAA		9,618,753	13,639,273
AA+		253,077	412,612
AA		848,006	735,755
AA-		93,394	199,405
A+		2,317,500	1,336,334
A		72,661	53,941
A-		283,829	91,487
BBB+		33,243	982,225
BBB		1,410,894	49
BBB-		953
BB		1,151
		14,933,461	17,451,081
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	44,917	54,562
		44,917	54,562

Total		14,978,378	17,505,643

(i)	Investments approved by the Management, in accordance with the financial policy.

Schedule of sensitivity analysis

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario.

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(13%)	(40%)

Brazilian real/U.S. dollar exchange rate
Bonds	1,501,520	(4,595,135)	(13,785,406)
Braskem Idesa borrowings	313,474	(959,330)	(2,877,991)
Export prepayments	1,975	(6,045)	(18,134)
Investments	107,625	(329,367)	(988,101)
SACE	83,815	(256,500)	(769,499)
Dollar call and put options (i)	94,480	(325,305)	(1,613,885)
Dollar swap x CDI	68,924	(206,885)	(623,654)
MONFORTE	11,428	(34,974)	(104,922)
Nexi	5,132	(15,706)	(47,119)
Other
Financial investments abroad	(354)	1,082	3,246

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(39%)	(116%)

Libor floating interest rate
Export prepayments		(1,069)	(3,208)
Swap		17,165	50,974
Braskem Idesa borrowings		(140,270)	(420,809)
Nexi		(6,091)	(18,272)
SACE		(74,432)	(223,297)
MONFORTE		(4,423)	(13,268)
Investments		(89,067)	(267,200)
Other

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(26%)	(77%)

CDI interest rate
Debentures	(3,984)	(3,192)	(10,035)
Financial investments in local currency	104	84	251

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(15%)	(44%)

IPCA interest rate
Debêntures	10,262	(8,942)	(27,734)
BNDES	103,256	(98,057)	(329,784)
BNB/ FINEP/ FUNDES/FINISA/FINAME/FNE	351	(309)	(966)

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(26%)	(77%)

Selic interest rate
Leniency agreement	(14,770)	(11,909)	(35,588)

(i)	The Company is in the short position of a possible counterparty call.